Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets

7. INTANGIBLE ASSETS

	DOMAINS NAMES MOBILE APPS AND RELATED WEBSITES	CUSTOMER CONTRACTS	INTERNALLY DEVELOPED INTANGIBLE ASSETS	TOTAL
At January 1, 2021
Cost	27,769	1,085	34	28,888
Accumulated amortization	(4,226)	(1,085)	(17)	(5,328)
Net book amount	23,543	—	17	23,560
Year Ended December 31, 2021
Opening net book amount	23,543	—	17	23,560
Additions	4,110	—	1,659	5,769
Amortization charge	(1,817)	—	(129)	(1,946)
Translation differences	(1,914)	—	(50)	(1,964)
Closing net book amount	23,922	—	1,497	25,419
At December 31, 2021
Cost	29,578	1,085	1,619	32,282
Accumulated amortization	(5,656)	(1,085)	(122)	(6,863)
Net book amount	23,922	—	1,497	25,419
Year Ended December 31, 2020
Opening net book amount	23,272	38	—	23,310
Additions	12	—	32	44
Amortization charge	(1,784)	(33)	(15)	(1,832)
Translation differences	2,043	(5)	—	2,038
Closing net book amount	23,543	—	17	23,560
At December 31, 2020
Cost	27,769	1,085	34	28,888
Accumulated amortization	(4,226)	(1,085)	(17)	(5,328)
Net book amount	23,543	—	17	23,560

Amortization expense of intangible assets for the years ended December 31, 2021, 2020 and 2019 was $1,946, $1,832 and $1,873, respectively. For the years ended December 31, 2021, 2020 and 2019, cash paid for the acquisition of intangible assets and capitalized software developments was $5,269, $44 and $1,526, respectively.

As of December 31, 2021, the Group had a deferred payment of $500 for the acquisition of domains, which is due to be settled in January - March 2022. As of January 1, 2019, the Group had an outstanding consideration obligation of $1,462 for assets purchased in a prior period. The balance was fully paid during the year ended December 31, 2019 for a final amount of $1,526 including earn-out adjustment of $90 and foreign exchange effect of $26.

As of December 31, 2021, the net book value of assets with finite useful lives was $2,777 out of which $1,280 relating to a finite life mobile app and $1,497 related to other intangibles. As at December 31, 2021 net book value of assets with indefinite useful lives was $22,642 related to domain names and related websites.

As of December 31, 2020, the net book value of assets with finite useful lives was $3,290 of which $3,273 related to a finite life mobile app and $17 related to other intangibles, and the net book value of assets with indefinite useful lives was $20,270 related to domain names and related websites.

The annual impairment testing of indefinite-life intangibles is discussed in Note 4.